Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Schedule of Expenses by Nature
The following table provides the additional disclosure required on the nature of expenses and their relationship to the function within the Group:

Expenses by nature for the year ended December 31, 2019:

	Cost of production of manufactured products (Note 5)						General and Administrative Expenses	Selling Expenses	Total
	Crops	Rice	Dairy	All other segments	Sugar, Ethanol and Energy	Total
Salaries, social security expenses and employee benefits	1,880	4,738	4,412	—	39,768	50,798	27,492	6,211	84,501
Raw materials and consumables	314	6,527	10,151	—	15,683	32,675	—	—	32,675
Depreciation and amortization	2,581	1,897	2,140	—	122,025	128,643	11,212	868	140,723
Depreciation of right of use assets	—	116	344	—	6,794	7,254	2,007	5	9,266
Fuel, lubricants and others	228	83	1,381	—	25,430	27,122	593	225	27,940
Maintenance and repairs	290	1,120	985	—	19,694	22,089	1,755	534	24,378
Freights	146	2,405	1,959	—	784	5,294	—	23,130	28,424
Export taxes / selling taxes	—	—	—	—	—	—	—	52,312	52,312
Export expenses	—	—	—	—	—	—	—	5,552	5,552
Contractors and services	1,051	138	40	—	9,381	10,610	—	—	10,610
Energy transmission	—	—	—	—	—	—	88	3,057	3,145
Energy power	725	1,298	1,659	—	1,181	4,863	145	145	5,153
Professional fees	20	65	127	—	175	387	8,065	1,047	9,499
Other taxes	1	74	81	—	1,241	1,397	1,089	28	2,514
Contingencies	—	—	—	—	—	—	459	—	459
Lease expense and similar arrangements	83	171	78	—	—	332	831	125	1,288
Third parties raw materials	7,136	5,629	18,131	—	11,243	42,139	—	—	42,139
Tax recoveries	—	—	—	—	(396)	(396)	—	—	(396)
Others	431	695	681	—	2,324	4,131	3,466	13,733	21,330
Subtotal	14,886	24,956	42,169	—	255,327	337,338	57,202	106,972	501,512
Own agricultural produce consumed	19,066	41,430	26,682	—	99,637	186,815	—	—	186,815
Total	33,952	66,386	68,851	—	354,964	524,153	57,202	106,972	688,327

Expenses by nature for the year ended December 31, 2018:

	Cost of production of manufactured products (Note 5)						General and Administrative Expenses	Selling Expenses	Total
	Crops	Rice	Dairy	All other segments	Sugar, Ethanol and Energy	Total
Salaries, social security expenses and employee benefits	—	5,055	115	36	46,106	51,312	29,245	5,908	86,465
Raw materials and consumables	733	4,391	282	—	10,122	15,528	—	—	15,528
Depreciation and amortization	—	1,764	118	—	115,253	117,135	9,667	767	127,569
Fuel, lubricants and others	—	117	—	—	26,267	26,384	614	192	27,190
Maintenance and repairs	—	1,452	30	—	19,715	21,197	1,573	365	23,135
Freights	47	2,519	436	—	685	3,687	—	24,700	28,387
Export taxes / selling taxes	—	—	—	—	—	—	—	42,074	42,074
Export expenses	—	—	—	—	—	—	—	2,774	2,774
Contractors and services	2,885	254	1,279	—	7,901	12,319	—	—	12,319
Energy transmission	—	—	—	—	—	—	—	2,689	2,689
Energy power	—	1,239	138	—	1,340	2,717	145	57	2,919
Professional fees	—	52	—	—	484	536	7,781	556	8,873
Other taxes	—	71	—	—	1,841	1,912	1,309	10	3,231
Contingencies	—	—	—	—	—	—	1,345	—	1,345
Lease expense and similar arrangements	—	276	3	—	—	279	1,077	53	1,409
Third parties raw materials	—	2,913	—	—	13,154	16,067	—	—	16,067
Others	3	1,697	223	—	5,067	6,990	3,324	10,070	20,384
Subtotal	3,668	21,800	2,624	36	247,935	276,063	56,080	90,215	422,358
Own agricultural produce consumed	14,262	39,800	4,922	—	101,560	160,544	—	—	160,544
Total	17,930	61,600	7,546	36	349,495	436,607	56,080	90,215	582,902

Expenses by nature for the year ended December 31, 2017:

	Cost of production of manufactured products (Note 5)
	Crops	Rice	Dairy	All other segments	Sugar, Ethanol and Energy	Total	General and Administrative Expenses	Selling Expenses	Total
Salaries, social security expenses and employee benefits	—	7,115	—	229	50,243	57,587	33,969	6,724	98,280
Raw materials and consumables	695	3,579	—	—	9,343	13,617	—	—	13,617
Depreciation and amortization	—	836	—	8	119,427	120,271	6,162	778	127,211
Fuel, lubricants and others	—	109	—	—	25,272	25,381	454	242	26,077
Maintenance and repairs	—	1,750	—	—	17,005	18,755	1,189	469	20,413
Freights	—	6,074	—	—	572	6,646	—	33,682	40,328
Export taxes / selling taxes	—	—	—	—	—	—	—	36,808	36,808
Export expenses	—	—	—	—	—	—	—	3,511	3,511
Contractors and services	1,054	—	—	—	6,191	7,245	—	—	7,245
Energy transmission	—	—	—	—	—	—	—	3,312	3,312
Energy power	—	1,342	—	—	1,525	2,867	190	53	3,110
Professional fees	—	51	—	—	352	403	7,519	1,633	9,555
Other taxes	—	93	—	—	1,978	2,071	845	5	2,921
Contingencies	—	—	—	—	—	—	2,174	—	2,174
Lease expense and similar arrangements	—	269	—	—	—	269	1,334	56	1,659
Third parties raw materials	—	6,808	—	—	34,161	40,969	—	—	40,969
Others	6	955	—	—	4,261	5,222	3,463	8,126	16,811
Subtotal	1,755	28,981	—	237	270,330	301,303	57,299	95,399	454,001
Own agricultural produce consumed	3,810	39,988	—	—	108,534	152,332	—	—	152,332
Total	5,565	68,969	—	237	378,864	453,635	57,299	95,399	606,333